1933 Act File No. 2-54929
                                        1940 Act File No.811-2602

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X

  Pre-Effective Amendment No.       ..............

  Post-Effective Amendment No.   53    ...........        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.       ............................

                TRSUT FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)
             John W. McGonigle, Esquire, Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
       -----------------
    60 days after filing pursuant to paragraph (a)
    on                 pursuant to paragraph (a) of Rule 485.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on                  ; or
                                              -----------------
    intends to file the Notice required by that Rule on or about
              ; or
   -----------
 X during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                   Copies to:
  Charles H. Morin, Esquire
  Dickstein, Shapiro & Morin, L.L.P.
  2101 L Street, N.W.
  Washington, D.C.  20037


CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                      Proposed
Title of                 Proposed     Maximum
Securities   Amount      Maximum      Aggregate    Amount of
Being        Being       Offering Price            Offering Registration
Registered   Registered  Per Unit     Price*       Fee
Shares       5,665,833,601            $1.00        $5,665,833,601     $100
of beneficial
interest
(no par value)

*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 5,665,833,601. The total amount of redeemed securities used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was -0-. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 5,665,833,601.



                             CONTENTS OF AMENDMENT

  This Post-Effective Amendment No. 53 to the Registration Statement of TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES is comprised of the following papers and documents:

     1.The facing sheet to register a definite number of shares of beneficial interest, no par value, of TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES;

     2.The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

     3.Signature page.
                                   SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 16th day of January, 1996.

                Trust for Short Term U.S. Government Securities
          BY:  /s/S. Elliott Cohan
              S. Elliott Cohan, Assistant Secretary
             Attorney in Fact for John F. Donahue
             January 16, 1996

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                     TITLE              DATE

By:  /s/S.Elliott Cohan
   S. Elliott Cohan        Attorney In Fact    January 16, 1996
   Assistant Secretary     For the Persons
                           Listed Below

   NAME                     TITLE
John F. Donahue*           Chairman and Trustee
                           (Chief Executive Officer)

Glen R. Johnson*           President
David M. Taylor*           Treasurer (Principal Financial
                           and Accounting Officer)

Thomas G. Bigley*          Trustee

John T. Conroy, Jr.*       Trustee

William J. Copeland*       Trustee

James E. Dowd*             Trustee

Lawrence D. Ellis, M.D.*   Trustee

Edward L. Flaherty, Jr.*   Trustee

Peter E. Madden*           Trustee

Gregor F. Meyer*           Trustee

John E. Murray, Jr.*       Trustee

Wesley W. Posvar*          Trustee

Marjorie P. Smuts*         Trustee